Warrants (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Oct. 12, 2022 $ / shares shares
Warrants
Number of warrants outstanding	0	39,451,067
Exercise price of warrants | $ / shares		$ 11.50
Amount of liability extinguished and credit to additional paid in capital | $	$ 59
Class A common stock
Warrants
Number of shares of common stock received for each warrant		0.275
Number of shares of common stock received for warrants	364,147	10,444,363
Exchange ratio		0.2475
Private warrants
Warrants
Number of warrants outstanding		12,224,134
Public warrants
Warrants
Number of warrants outstanding		27,226,933